Stock-Based Incentive Plans (Schedule Of Stock Option Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2009
Outstanding, Options	2,763,482		2,332,816		2,236,773
Granted, Options			644,800		216,100
Exercised, Options	(196,145)	[1]	(7,000)		(35,890)
Canceled, Options	(158,115)		(207,134)		(84,167)
Outstanding, Options	2,409,222	[2]	2,763,482		2,332,816
Exercisable, Option	1,965,179	[2]	1,831,871		1,702,042
Outstanding, Weighted-Average Option Price Per Share	$ 48.12		$ 53.61		$ 55.19
Granted, Weighted-Average Option Price Per Share			$ 28.26		$ 27.76
Exercised, Weighted-Average Option Price Per Share	$ 29.14	[1]	$ 26.05		$ 12.63
Canceled, Weighted-Average Option Price Per Share	$ 53.93		$ 48.90		$ 46.69
Outstanding, Weighted-Average Option Price Per Share	$ 49.28		$ 48.12		$ 53.61
Exercisable, Weighted-Average Option Price Per Share	$ 54.05		$ 57.57		$ 61.35
Granted, Weighted-Average Fair Value Per Option			$ 9.00	[3]	$ 7.51	[3]
Exercised, Intrinsic Value	$ 3	[1]			$ 1
Outstanding, Intrinsic Value	12
Exercisable, Intrinsic Value	6
Cash received by the Company upon exercise of stock option	6
Tax benefit realized by the Company related to exercise of stock option	$ 1
Weighted-average remaining contractual term, outstanding options	6.1
Weighted-average remaining contractual term, exercisable options	5.7

[1]	Cash received by the Company upon exercise amounted to $6 million and the related tax benefit realized amounted to less than $1 million.
[2]	The weighted-average remaining contractual term of outstanding options and exercisable options was 6.1 and 5.7 years, respectively.
[3]	Represents the weighted-average fair value per option granted as of the date of grant.